ACTIVE ASSETS CALIFORNIA TAX FREE TRUST
ACTIVE ASSETS CALIFORNIA TAX FREE TRUST
Investment Objective

Active Assets California Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ACTIVE ASSETS CALIFORNIA TAX FREE TRUST ACTIVE ASSETS CALIFORNIA TAX FREE TRUST
Advisory Fee	0.34%
Distribution (12b-1) Fee	0.10%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.52%
Fee Waivers and/or Expense Reimbursements	0.48%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.04%	[1]
[1]	The Fund's "Distributor," Morgan Stanley Distribution, Inc., and its "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., have agreed to waive all or a portion of the Fund's distribution fee, advisory fee and administration fee, respectively, and/or reimburse expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
ACTIVE ASSETS CALIFORNIA TAX FREE TRUST | ACTIVE ASSETS CALIFORNIA TAX FREE TRUST | USD ($)	4	118	243	606

Principal Investment Strategies

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and California personal income taxes. The Fund will invest all of its assets in high quality, short-term securities and other instruments that meet the definition of "weekly liquid assets" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Adviser seeks to maintain the Fund's share price at $1.00. The Adviser generally invests substantially all of the Fund's assets in California municipal obligations and the Fund has a fundamental policy of investing at least 80% of its net assets in securities the interest on which is exempt from federal and California personal income tax. This policy may not be changed without shareholder approval. In addition, the Fund may invest up to 20% of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income. For more information, please refer to the section of this Prospectus entitled "Shareholder Information—Taxes."

Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities.

The Fund may purchase debt obligations that have fixed, variable or floating rates of interest. The interest rates payable on variable or floating rate obligations may fluctuate based upon changes in market rates.

The Fund's investments may include tender option bonds and custodial receipts. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third-party such as a bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations. Additionally, the Fund may invest in investment companies, including money market funds some or all of which may be advised or managed by the Adviser or its affiliates.

Principal Risks

There is no assurance that the Fund will achieve its investment objective. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. The historically low interest rate environment increases the risk associated with rising interest rates. The Fund may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and may begin to raise rates.

•  Tender Option Bonds and Custodial Receipts. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third-party provider of the demand option, thus causing the bond or receipt to become illiquid.

•  Investment Companies. An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Fund's fees and expenses, the Fund generally would bear its share of the investment company's fees and expenses.

•  California Municipal Securities Risks. As the Fund invests principally in municipal obligations issued by California state and local governments and their agencies, the Fund is susceptible to political, economic, or other factors affecting issuers of California municipal obligations. A deterioration of California's fiscal situation or a downgrade of California's general obligation bond rating could increase the risk of investing in California municipal securities. Furthermore, several California municipalities have filed for bankruptcy protection in the past, and others may seek bankruptcy protection in the future. Bankruptcy protection may adversely impact the municipality's cash flows and revenues, which could lead to issuer default. A default or credit rating downgrade of a small number of California municipal security issuers could affect the market values and marketability of all California municipal obligations held by the Fund and the Fund's performance.

•  Money Market Fund Regulation. The SEC recently adopted changes to the rules that govern money market funds. These changes have a phase-in period ranging from mid-2015 (primarily for certain new disclosure-related requirements) to the latter half of 2016 (for the most significant changes, such as the possible imposition of redemption fees and/or the temporary suspension of redemption privileges if a fund's portfolio liquidity falls below certain required minimum levels because of market conditions or other factors). While the industry is still assessing the impact of these rule changes, they may affect the investment strategies, performance, operating expenses and structure of money market funds.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing the Fund's average annual returns for the one, five and 10 year periods. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years

The year-to-date total return as of September 30, 2015 was 0.01%.
High Quarter	6/30/07	0.79%
Low Quarter	6/30/09	0.00%

Average Annual Total Returns For the Periods Ended December 31, 2014
Average Annual Returns	Average Annual Returns, Past 1 Year	Average Annual Returns, Past 5 Years	Average Annual Returns, Past 10 Years
ACTIVE ASSETS CALIFORNIA TAX FREE TRUST | ACTIVE ASSETS CALIFORNIA TAX FREE TRUST	0.01%	0.01%	0.92%

For the Fund's most recent 7-day annualized yield you may call toll-free (800) 548-7786.